AllianzGI Ultra Micro Cap Fund
AllianzGI Ultra Micro Cap Fund
ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated June 18, 2018 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Class R6, Institutional Class, Class P and

Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2018 (as supplemented thereafter)

Disclosure Relating to AllianzGI Ultra Micro Cap Fund

(for purposes of this section only, the “Fund”)

Effective July 1, 2018, within the Fund Summary relating to the Fund, the fee table and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI Ultra Micro Cap Fund		Class A	Class T	Institutional Class	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	2.50%	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI Ultra Micro Cap Fund		Class A	Class T	Institutional Class	Class P
Management Fees	[1],[2]	1.10%	1.10%	1.10%	1.10%
Distribution and/ or Service (12b-1) Fees		0.25%	0.25%	none	none
Other Expenses		0.65%	0.65%	0.62%	0.57%
Total Annual Fund Operating Expenses		2.00%	2.00%	1.72%	1.67%
Expense Reductions	[3]	(0.14%)	(0.14%)	(0.18%)	(0.10%)
Total Annual Fund Operating Expenses After Expense Reductions	[3]	1.86%	1.86%	1.54%	1.57%
[1]	"Management Fees" have been restated to reflect current advisory fees.
[2]	Effective July 1, 2018, the Manager has contractually agreed to observe a permanent reduction in the Management Fee, which reduces the 1.50% contractual fee rate by 0.40% to 1.10%.
[3]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by Allianz Global Investors U.S. LLC ("AllianzGI U.S." or the "Manager") to waive, through January 31, 2020, its management fee and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses excluding interest, taxes, extraordinary expenses, and certain credits and other expenses, exceed 1.86% for Class A shares, 1.86% for Class T shares, 1.54% for Institutional Class shares and 1.57% for Class P shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI Ultra Micro Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	729	1,117	1,543	2,727
Class T	434	835	1,275	2,496
Institutional Class	157	506	899	1,999
Class P	160	506	888	1,959

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI Ultra Micro Cap Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	729	1,117	1,543	2,727
Class T	434	835	1,275	2,496
Institutional Class	157	506	899	1,999
Class P	160	506	888	1,959

Please retain this Supplement for future reference.